Related Party Balances And Transactions	12 Months Ended
Dec. 31, 2011
Related Party Balances And Transactions [Abstract]
Related Party Balances And Transactions
Note 16 - Related Party Balances and Transactions

The Company carries out transactions with related party as detailed below.  The Company's principal shareholder is also the principal shareholder of an affiliated supplier.  The Company's transactions with related party are carried out on an arm's-length basis.

A.            Balances with related parties

	December 31
	2011	2010
Trade accounts payable	1,046	742

B.            Transactions with related parties

	Year ended December 31
	2011	2010	2009
Cost of revenues (*)	2,674	1,963	1,842

(*)	The Company's purchases from such supplier accounted for 18.4%, 16.1% and 15.9% of its raw material costs in 2011, 2010 and 2009, respectively.